Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Non-current liabilities [abstract]
Other non-current liabilities

31. Other non-current liabilities

Other non-current liabilities at December 31, 2025 and December 31, 2024 amounted to EUR 52,155 thousand and EUR 62,720 thousand, respectively. At December 31, 2025 other non-current liabilities primarily related to: (i) a contribution from the U.S. Biomedical Advanced Research and Development Authority (BARDA) of EUR 36,339 thousand (EUR 44,212 thousand in 2024), which reflects a partial payment for installing machinery for the production of drug containment products in Fishers, Indiana, to help strengthen domestic capabilities in the U.S. for national defense readiness and preparedness programs for current and future public health emergencies; and (ii) a contribution from the city of Fishers for certain costs at the site in the amount of EUR 1,929 thousand (EUR 2,322 thousand in 2024). The decrease in the BARDA and Fishers contributions compared to the prior year reflects both (a) the portion recognized in the income statement during 2025 and (b) the reclassification to current liabilities of the portion expected to be released to profit or loss within the next 12 months. The remaining balances are expected to be recognized over the useful life of the related property, plant and equipment and will be released to the income statement over periods extending beyond 12 months. For further details on BARDA contribution refer to Note 18.

In addition to the above, other non-current liabilities mainly included: (i) deferred income for overall EUR 11,842 thousand related to the non-current portion of the grant of land received from the city of Fishers and to an investment tax credit associated with the Group's new facility in the U.S., which will be recognized in the income statement on a systematic basis over the useful life of the building constructed on the site, and (ii) EUR 1,829 thousand related to holiday pay for employees of our Danish subsidiary, following the transition to the new Danish Holiday Act that became effective in 2019.